Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	For the years ended December 31, 2022, 2021 and 2020, the Company had the following transactions with related parties, which have been included in the Consolidated Statements of Operations (amounts in thousands):

	Twelve Months Ended December 31,
	2022	2021	2020
Vessel revenue
Scorpio Kamsarmax Pool	$—	$10,754	$48,930
Scorpio Ultramax Pool	—	5,638	81,682
Total vessel revenue	$—	$16,392	$130,612
Voyage expense:
SCM	$—	$2,582	$1,449
Bunker supplier	—	2,853	1,844
Total voyage expense	$—	$5,435	$3,293
Vessel operating cost:
SSM	$—	$2,799	$11,547
Port agent	4	293	399
Total vessel operating cost	$4	$3,092	$11,946
General and administrative expense:
SCM	$47	$220	$71
SSM	—	13	148
SSH	567	1,783	5,992
SUK	458	1,119	1,869
Eneti Senior Management	—	30,000	—
Scorpio Kamsarmax Pool	(158)	—	—
Scorpio Ultramax Pool	(303)	—	—
Travel provider	—	—	23
Total general and administrative expense	$611	$33,135	$8,103
Income (loss) from equity investment
Scorpio Tankers Inc.	$55,538	$4,353	$(105,384)
Loss (gain) on termination fees for assets held for sale
SCM	$—	$4,582	$17,250
SSM	—	(1,344)	17,789
SSH	—	(1,764)	1,764
Total write down on assets held for sale	$—	$1,474	$36,803
Financial expense, net
Marubeni Corporation	$804	$782	$—
INCJ, Ltd	700	680	—
Mitsui O.S.K, Lines Ltd.	51	50	—
Total financial expense, net	$1,555	$1,512	$—

At December 31, 2022 and December 31, 2021, we had the following balances with related parties, which have been included in the Consolidated Balance Sheet:

	December 31,
	2022	2021
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$297	$559
Scorpio Ultramax Pool	604	1,566
Total due from related parties-current	$901	$2,125
Equity investment in Scorpio Tankers Inc.	$—	$27,607
Liabilities
Due to related parties-current :
SCM	$—	$107
SSH	5	—
Total due to related parties-current	$5	$107
Redeemable notes:
Marubeni Corporation	$—	$27,422
INCJ, Ltd	—	23,857
Mitsui O.S.K, Lines Ltd.	—	1,736
Total redeemable notes	$—	$53,015